Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

9 - STOCKHOLDERS’ EQUITY

On September 13, 2024, the Company consummated the Business Combination which was accounted for as a reverse recapitalization. In connection with the consummation of the Business Combination (i) the Company de-registered from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware, migrating to and domesticating as a Delaware corporation (the “Domestication”) and (ii) restated its certificate of incorporation (“Restated Certificate of Incorporation”). In connection with the Domestication, each share of outstanding Class A ordinary shares were converted by operation of law into shares of Common Stock, on a one-for-one basis. Upon filing of the Restated Certificate of Incorporation, each issued and outstanding share of Class B stock outstanding immediately prior to the filing of the Restated Certificate of Incorporation was converted into shares of Common Stock on a one-for-one basis. Under the Restated Certificate of Incorporation, the Company is authorized to issue 551,000,000 shares of capital stock, consisting of (a) 550,000,000 shares of Common Stock with a par value of $0.0001 per share and (b) 1,000,000 shares of preferred stock with a par value of $0.0001 per share. On March 30, 2026, of the 1,000,000 shares of preferred stock available, the Company’s Board of Directors designated 212,000 shares of Series A Preferred Stock. See Note 18 for further information regarding the Preferred Stock issuance.

Holders of Common Stock are entitled vote on all matters submitted to the stockholders vote or approval, other than on any amendment to the Restated Certificate of Incorporation (including any certificate of designations relating to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote thereon pursuant to the Restated Certificate of Incorporation (including any certificate of designations relating to any series of Preferred Stock). Holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval.

Equity Line of Credit

On December 2, 2024, the Company entered into a common stock purchase agreement (“Common Stock Purchase Agreement” or the “ELOC”) and related registration rights agreement (the “Registration Rights Agreement”) with White Lion. Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation, to direct White Lion to purchase up to $25.0 million in aggregate gross purchase price of newly issued shares of Common Stock, subject to certain limitations and conditions as described below (the “ELOC Program”), at a purchase price equal to (i) 96.5% of the volume weighted average stock price for the three consecutive business days after a purchase notice is given, (ii) 98% of the volume weighted average stock price on the day a notice is delivered, or (iii) the lowest traded price for a given purchase date.

The Company controls the timing and amount of any sales to White Lion, which depend on a variety of factors including, among other things, market conditions, the trading price of the Common Stock, and determinations by the Company as to appropriate sources of funding for its business and operations. However, White Lion’s obligation to purchase shares is subject to certain conditions, including the daily trading volume of the Company’s stock. In all instances, the Company may not sell shares of Common Stock under the Purchase Agreement if it would result in White Lion and its affiliate beneficially owning more than 4.99% of its outstanding voting power or shares of the Common Stock at any one point in time, or the aggregate number of shares of common stock would not exceed 19.99% of the voting power of the issued and outstanding Common Stock.

The Company received $836,766 in proceeds from draws on the ELOC during the year ended December 31, 2025, and issued 358,000 shares of Common Stock, pursuant to the ELOC Program. The Company did not draw on the ELOC during the year ended December 31, 2024.

The Company agreed to issue to White Lion shares of Common Stock as a commitment fee (the “Commitment Shares”). The fair value of the Commitment Shares was $25,000, which pursuant to ASC 815, was recorded in transaction costs in the consolidated statement of operations and comprehensive income (loss) during the year ended December 31, 2025. Further, the Common Stock Purchase Agreement provided for the issuance of additional Commitment Shares to the Common Stock Purchaser if the Company failed to sell at least $1,000,000 in gross proceeds to the Common Stock Purchaser by the sixth-month anniversary of signing of the Common Stock Purchase Agreement. The Company and White Lion amended the ELOC Purchase Agreement effective of June 2, 2025 to provide for (i) an extension of the time period to December 15, 2025 and (ii) an increase the gross proceeds sold under the ELOC Purchase Agreement to $1,250,000. On January 14, 2026, the Company and White Lion further amended the ELOC Purchase Agreement (a) to provide for an extension of the commitment period for sales of shares of common stock to White Lion from December 2, 2026 to June 30, 2027 and (b) to amend the provision relating to the issuance by the Company of additional shares of common stock to White Lion in consideration for its commitments under the ELOC Purchase Agreement in amounts equal to (i) $25,000 at the time of the ELOC Amendment No. 2, (ii) $50,000, if the Company has not sold to White Lion under the ELOC Purchase Agreement an aggregate of $1,250,000 in gross proceeds of common stock through April 15, 2026, (iii) $25,000, if the Company has not sold to White Lion under the ELOC Purchase Agreement an aggregate of $1,500,000 in gross proceeds of common stock through June 30, 2026. The number of shares of common stock issued in each instance is determined by dividing the dollar value of the shares of common stock to be issued by the average VWAP of the common stock for the ten-day trading period immediately prior to the issuance date.

The Common Stock Purchaser has agreed that during the term of the Common Stock Purchase Agreement, neither it nor any of its affiliates will engage in any short sales or hedging transactions involving the Common Stock.

August 2025 Public Offering

On August 14, 2025, the Company closed a public offering (the “August 2025 Public Offering”) of 9,189,096 shares of its common stock and warrants to purchase up to 9,189,096 shares of common stock (the “2025 Investor Warrants”) at a combined offering price of $1.00 per share and accompanying warrant. The Company received aggregate cash gross proceeds of approximately $6.0 million, before deducting placement agent fees and other offering expenses. The 2025 Investor Warrants have an exercise price of $1.10 per share, are exercisable immediately, and will expire five years from the original issuance date. Included in the aggregate securities issued are 3,239,096 shares of common stock and accompanying warrants that were issued to NLabs in consideration and satisfaction of a corresponding portion of the NLabs 2025 Notes and associated interest. The Company is using the net proceeds from the Offering for investments in inventory and the Company’s customer support infrastructure and for other working capital and general corporate purposes.